CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
OPERATING ACTIVITIES
(Loss) profit for the year	$ (3,908,904)	$ (3,820,622)	$ 4,236,628
Adjustments to reconcile profit to net cash flows
Income tax	17,972,534	14,351,170	2,206,710
Financial results	25,806,296	27,852,340	32,702,642
Depreciation of property, plant and equipment	3,769,005	3,048,539	2,010,136
Amortization of intangible assets	4,161,392	2,388,982	2,149,534
Depreciation of leased assets	1,257,538	827,320	573,897
Transactional expenses	971,539	2,022,918
Share-based incentive and stock options	1,430,745	1,655,135	3,428,029
Share of profit or loss of joint ventures and associates	(1,144,418)	(997,429)	(2,477,193)
Provisions for contingencies	292,732	158,818	200,525
Allowance for impairment of trade debtors	1,598,042	560,931	1,499,298
Allowance for obsolescence	849,641	579,832	977,817
Initial recognition and changes in the fair value of biological assets	(6,388,030)	(2,826,255)	(716,741)
Changes in the net realizable value of agricultural products after harvest	42,523
Gain or loss on sale of equipment and intangible assets	(1,944,308)	733,042	297,289
Working capital adjustments
Trade receivables	(24,971,064)	1,986,982	(21,740,661)
Other receivables	(7,298,822)	(8,330,278)	(4,864,670)
Income and minimum presumed income taxes payable	6,469,983	5,814,425	1,207,046
Inventories and biological assets	(55,311,365)	(34,503,283)	(5,305,792)
Trade and other payables	53,477,330	(5,831,743)	8,267,538
Employee benefits and social security	3,003,793	(693,125)	(477,872)
Deferred revenue and advances from customers	(373,584)	2,412,315	843,981
Income and minimum presumed income taxes paid	(7,059,177)	(1,837,775)
Government grants	(784)	(2,821)	(6,603)
Interest collected	5,628,962	2,979,889	1,027,132
Inflation effects on working capital adjustments	(35,846,973)	(14,735,250)	(16,720,191)
Net cash flows (used) generated by operating activities	(17,515,374)	(6,205,943)	9,318,479
INVESTMENT ACTIVITIES
Proceeds from sale of property, plant and equipment	2,046,771	309,810	51,151
Investment in joint ventures and associates		(101,883)
Net cash received from business combination		355,804
Net loans granted to shareholders and other related parties	(421,691)
Proceeds from financial assets	12,331,390	9,324,335	5,041
Investment in financial assets	(2,055,878)	(4,275,099)	(3,357,407)
Purchase of property, plant and equipment	(3,458,790)	(2,805,825)	(1,646,697)
Capitalized development expenditures	(5,149,684)	(3,906,630)	(1,263,730)
Purchase of intangible assets	(389,039)	(7,210,630)	(1,591,749)
Net cash flows generated (used in) by investing activities	2,903,079	(8,310,118)	(7,803,391)
FINANCING ACTIVITIES
Proceeds from borrowings	140,431,184	143,499,367	135,348,502
Repayment of borrowings, financed payments and interest payments	(123,635,106)	(126,023,777)	(101,317,621)
Decrease in bank overdrafts and other short-term borrowings	(32,838)	(3,442,491)	(2,331,974)
Other financial proceeds or payments, net	(180,538)	(1,415,034)	2,298,360
Acquisition of non-controlling interest in subsidiaries	(724,429)
Leased assets payments	(1,034,764)	(728,964)	(433,947)
Warrants tender offer payments		(1,030,952)
Purchase of own shares		(3,500,020)	(30,906)
Net cash flows generated by financing activities	14,823,509	7,358,129	33,532,414
Net increase (decrease) in cash and cash equivalents	211,214	(7,157,932)	35,047,502
Inflation effects on cash and cash equivalents	(9,624,750)	(5,584,156)	(552,459)
Cash and cash equivalents as of beginning of the year	36,046,113	42,522,861	3,450,873
Effect of exchange rate changes on cash and equivalents	6,842,689	6,265,340	4,576,945
Cash and cash equivalents as of the end of the year	$ 33,475,266	$ 36,046,113	$ 42,522,861